Note 3 - Fair Value Measurement - Planned Assets at Fair Value (Details) - EBP 91-0369590 002 [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Investments, at fair value	$ 19,757,534	$ 17,597,182
Mutual Fund [Member]
Investments, at fair value	19,497,165	17,200,194
Common Stock [Member]
Investments, at fair value	260,369	396,988
Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	19,757,534	17,597,182
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Investments, at fair value	19,497,165	17,200,194
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Investments, at fair value	260,369	396,988
Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Investments, at fair value	$ 0	$ 0